Sale of Myalphie (Details)	8 Months Ended
Dec. 31, 2023 USD ($)
Sale of Myalphie [Line Items]
Net assets	$ 347,000
Gain on sale	5,503,000
Promissory Note [Member] | CH ReAlpha Investments, LLC [Member]
Sale of Myalphie [Line Items]
Promissory notes payable	975,000
Promissory Note [Member] | CH ReAlpha Investments II, LLC [Member]
Sale of Myalphie [Line Items]
Promissory notes payable	$ 4,875,000